Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.07%
Australia–0.42%
Rio Tinto PLC	4,125	$292,824
Canada–5.29%
Canadian Pacific Kansas City Ltd.	16,025	1,370,559
Constellation Software, Inc.	425	1,382,676
Dollarama, Inc.	9,212	943,643
		3,696,878
China–2.17%
NetEase, Inc.	11,153	208,335
Tencent Holdings Ltd.	23,500	1,306,713
		1,515,048
France–4.83%
Hermes International S.C.A.	217	534,331
L’Oreal S.A.	3,157	1,416,030
LVMH Moet Hennessy Louis Vuitton SE	1,471	1,128,074
TotalEnergies SE	4,523	293,702
		3,372,137
Ireland–2.06%
Accenture PLC, Class A	4,059	1,434,775
Italy–0.77%
Ryanair Holdings PLC, ADR	11,853	535,496
Netherlands–2.26%
ASML Holding N.V.	740	615,576
IMCD N.V.	5,545	963,248
		1,578,824
South Korea–0.68%
Samsung Electronics Co. Ltd.	10,160	474,866
Sweden–0.70%
Atlas Copco AB, Class A	25,212	488,619
Taiwan–1.68%
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	1,176,011
United Kingdom–8.29%
3i Group PLC	45,748	2,026,567
Ashtead Group PLC	4,494	348,199
Berkeley Group Holdings PLC (The)	7,258	459,079
RELX PLC	30,770	1,449,444
Unilever PLC	23,246	1,507,114
		5,790,403
United States–67.92%
Alphabet, Inc., Class A	9,340	1,549,039
Amazon.com, Inc.(a)	14,342	2,672,345
American Express Co.	3,085	836,652
AMETEK, Inc.	3,863	663,316
Amphenol Corp., Class A	17,117	1,115,344
Analog Devices, Inc.	5,319	1,224,274
Apple, Inc.	8,696	2,026,168
Shares		Value
United States–(continued)
Berkshire Hathaway, Inc., Class B(a)	2,852	$1,312,662
Broadcom, Inc.	9,544	1,646,340
CME Group, Inc., Class A	3,355	740,281
Coca-Cola Co. (The)(b)	19,126	1,374,394
Copart, Inc.(a)	21,116	1,106,478
Costco Wholesale Corp.	427	378,544
Danaher Corp.	4,783	1,329,770
EOG Resources, Inc.	8,902	1,094,323
Fastenal Co.	9,134	652,350
Ferguson Enterprises, Inc.	5,228	1,038,124
Home Depot, Inc. (The)(b)	2,982	1,208,306
Intuit, Inc.	382	237,222
JPMorgan Chase & Co.	4,027	849,133
Linde PLC	2,679	1,277,508
Marsh & McLennan Cos., Inc.(b)	6,262	1,396,990
Martin Marietta Materials, Inc.	1,428	768,621
Mastercard, Inc., Class A	3,653	1,803,851
Medpace Holdings, Inc.(a)	784	261,699
Meta Platforms, Inc., Class A	1,741	996,618
Microsoft Corp.	9,911	4,264,703
Moody’s Corp.	1,417	672,494
Motorola Solutions, Inc.	1,298	583,620
MSCI, Inc.	1,122	654,048
NVIDIA Corp.	14,134	1,716,433
Old Dominion Freight Line, Inc.	8,394	1,667,384
O’Reilly Automotive, Inc.(a)	1,452	1,672,123
Progressive Corp. (The)	4,975	1,262,456
Texas Instruments, Inc.	3,649	753,774
Thermo Fisher Scientific, Inc.	2,974	1,839,627
Union Pacific Corp.	4,007	987,645
UnitedHealth Group, Inc.	3,061	1,789,706
		47,424,365
Total Common Stocks & Other Equity Interests (Cost $52,024,749)		67,780,246
Money Market Funds–2.65%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)(d)	649,279	649,279
Invesco Treasury Portfolio, Institutional Class, 4.78%(c)(d)	1,204,411	1,204,411
Total Money Market Funds (Cost $1,853,690)		1,853,690
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.72% (Cost $53,878,439)		69,633,936
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.29%
Invesco Private Government Fund, 4.96%(c)(d)(e)	833,204	833,204

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(c)(d)(e)	2,158,746	$2,159,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,992,814)		2,992,814
TOTAL INVESTMENTS IN SECURITIES—104.01% (Cost $56,871,253)		72,626,750
OTHER ASSETS LESS LIABILITIES–(4.01)%		(2,800,197)
NET ASSETS–100.00%		$69,826,553
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,723	$3,762,606	$(3,666,050)	$-	$-	$649,279	$21,411
Invesco Liquid Assets Portfolio, Institutional Class	393,564	2,021,280	(2,414,688)	(158)	2	-	11,157
Invesco Treasury Portfolio, Institutional Class	631,683	5,548,891	(4,976,163)	-	-	1,204,411	28,643
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	637,637	24,366,759	(24,171,192)	-	-	833,204	20,147*
Invesco Private Prime Fund	1,639,640	52,732,572	(52,211,836)	(143)	(623)	2,159,610	51,599*
Total	$3,855,247	$88,432,108	$(87,439,929)	$(301)	$(621)	$4,846,504	$132,957

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$292,824	$—	$292,824
Canada	3,696,878	—	—	3,696,878
China	—	1,515,048	—	1,515,048
France	—	3,372,137	—	3,372,137
Ireland	1,434,775	—	—	1,434,775
Italy	535,496	—	—	535,496
Netherlands	—	1,578,824	—	1,578,824
South Korea	—	474,866	—	474,866
Sweden	—	488,619	—	488,619
Taiwan	—	1,176,011	—	1,176,011
United Kingdom	—	5,790,403	—	5,790,403
United States	47,424,365	—	—	47,424,365
Money Market Funds	1,853,690	2,992,814	—	4,846,504
Total Investments	$54,945,204	$17,681,546	$—	$72,626,750
Invesco V.I. Global Core Equity Fund